GOODWILL AND INTANGIBLE ASSETS, NET (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2023 HKD ($)
Indefinite-Lived Intangible Assets [Line Items]
Goodwill acquired		$ 8,912,437	$ 69,517,007
Intangible assets acquired		4,006,410	31,250,000
Amortization expense		$ 21,630	$ 168,717
Customer Relationships [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets discount rate		10.00%	10.00%
Intangible assets useful lives		20 years	20 years
Trademarks [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets discount rate		10.00%	10.00%